Note 14 - Voyage, Vessel Operating Expenses and Commissions (Detail) - Summary of Voyage, Vessel Operating Expenses, and Commissions (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Voyage Expense	$ 1,329,668	$ 777,902	$ 1,596,569
Crews Wages and Related Costs (Member)
Vessel Operating Expenses	13,864,535	14,137,227	12,144,125
Insurance (Member)
Vessel Operating Expenses	2,435,144	2,691,918	2,521,256
Repairs and Maintenance (Member)
Vessel Operating Expenses	511,569	601,254	524,026
Lubricants [Member]
Vessel Operating Expenses	2,846,087	2,712,901	2,187,351
Spares and Consumable Stores (Member)
Vessel Operating Expenses	4,083,590	4,590,835	3,252,381
Professional and Legal Fees (Member)
Vessel Operating Expenses	137,047	111,043	113,202
Other - Vessel Operating Expenses (Member)
Vessel Operating Expenses	1,197,167	1,404,161	764,851
Total Vessel Operating Expenses (Member)
Vessel Operating Expenses	25,075,139	26,249,339	21,507,192
Port Charges and Canal Dues (Member)
Voyage Expense	442,783	304,951	578,520
Laid-Up Vessel Re-Activation Costs (Member)
Voyage Expense			565,653
Bunkers [Member]
Voyage Expense	886,885	472,951	452,396
Total Voyage Expense (Member)
Voyage Expense	$ 1,329,668	$ 777,902	$ 1,596,569